Staff numbers and costs - Government grants and assistance (Details) € in Millions, £ in Millions		1 Months Ended			12 Months Ended
		Oct. 31, 2021 GBP (£)	Mar. 31, 2021	Apr. 30, 2020 GBP (£)	Mar. 31, 2024 EUR (€)	Mar. 31, 2023 EUR (€)	Mar. 31, 2022 EUR (€)
Disclosure of detailed information about borrowings [line items]
Payroll supports received amount					€ 0.0	€ 0.0	€ 82.0
Proceeds from borrowings	[1]						1,192.0
Repayment of borrowings					€ 1,100.5	€ 1,039.4	€ 1,722.3
HMT and Bank of England Covid Corporate Financing Facility (CCFF) [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings | £				£ 600
Debt Extension Term			12 months
Interest rate percentage			0.46%	0.44%
Repayment of borrowings | £		£ 600

[1]	€1.2bn bond net of transaction costs.